                              [NATIONWIDE(R) LOGO]


                                     MFS
                                   VARIABLE
                                   ACCOUNT

                              SEMI-ANNUAL REPORT
                                      TO
                               CCONTRACT OWNERS
                                JUNE 30, 2001




                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



APO-719-6/01

                              [NATIONWIDE(R) LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                             PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the MFS Variable Account.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J.Gasper

                            Joseph J.Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets,Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations,Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 JUNE 30, 2001
                                   (UNAUDITED)


Assets:
      Investments at fair value:
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         4,533,414 shares (cost $72,398,632) .............................   $ 64,782,487
      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,814,908 shares (cost $32,035,419) .............................     32,305,354
      MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         39,166,246 shares (cost $39,166,246) ............................     39,166,246
      MFS(R)Bond Fund - Class A (MFSBdFd)
         1,514,110 shares (cost $19,637,151) .............................     18,653,838
      MFS(R)Emerging Growth Fund - Class A (MFSEmGro)
         333,254 shares (cost $16,134,393) ...............................     12,896,945
      MFS(R)Global Governments Fund - Class A (MFSWGvt)
         262,121 shares (cost $2,774,878) ................................      2,500,632
      MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)
         9,274,117 shares (cost $127,216,147) ............................     91,071,832
      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,607,358 shares (cost $17,696,539) .............................     14,573,727
      MFS(R)Research Fund - Class A (MFSRsrch)
         1,653,374 shares (cost $36,212,064) .............................     34,423,248
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         3,177,632 shares (cost $47,720,389) .............................     47,982,242
      Nationwide(R)Separate Account Trust - Money Market Fund  (NSATMyMkt)
         1,033,329 shares (cost $1,033,330) ..............................      1,033,329
                                                                             ------------
            Total investments ............................................    359,389,880
     Accounts receivable .................................................           --
                                                                             ------------
            Total assets .................................................    359,389,880
Accounts payable .........................................................        136,703
                                                                             ------------

Contract owners' equity (note 4) .........................................   $359,253,177
                                                                             ============

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                        Total         MFSGrStk        MFSInvTr        MFSMyMkt
                                                    ------------    ------------    ------------    ------------
Investment Activity:
    Reinvested dividends ........................   $  3,211,612            --              --           892,317
    Mortality and expense risk charges
        (note 2) ................................     (2,511,163)       (472,972)       (226,020)       (252,448)
                                                    ------------    ------------    ------------    ------------
        Net investment income ...................        700,449        (472,972)       (226,020)        639,869
                                                    ------------    ------------    ------------    ------------

    Proceeds from mutual funds shares sold ......     43,956,111      11,659,551       2,686,258       5,572,881
    Cost of mutual fund shares sold .............    (40,771,563)     (8,033,718)     (2,103,215)     (5,572,881)
                                                    ------------    ------------    ------------    ------------
        Realized gain (loss) on investments .....      3,184,548       3,625,833         583,043            --
    Change in unrealized gain (loss)
        on investments ..........................    (49,954,091)    (17,801,472)     (4,755,586)           --
                                                    ------------    ------------    ------------    ------------
        Net gain (loss) on investments ..........    (46,769,543)    (14,175,639)     (4,172,543)           --
                                                    ------------    ------------    ------------    ------------
    Reinvested capital gains ....................        265,312            --           265,312            --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(45,803,782)    (14,648,611)     (4,133,251)        639,869
                                                    ============    ============    ============    ============

                                                       MFSBdFd        MFSEmGro        MFSWGvt         MFSGrOpp
                                                    ------------    ------------    ------------    ------------
Investment Activity:
    Reinvested dividends ........................        653,204            --              --            39,804
    Mortality and expense risk charges
        (note 2) ................................       (125,821)        (91,271)        (16,854)       (651,512)
                                                    ------------    ------------    ------------    ------------
        Net investment income ...................        527,383         (91,271)        (16,854)       (611,708)
                                                    ------------    ------------    ------------    ------------

    Proceeds from mutual funds shares sold ......      3,004,567       1,831,413         133,284       8,402,443
    Cost of mutual fund shares sold .............     (3,159,717)     (1,677,168)       (155,183)     (9,510,877)
                                                    ------------    ------------    ------------    ------------
        Realized gain (loss) on investments .....       (155,150)        154,245         (21,899)     (1,108,434)
    Change in unrealized gain (loss)
        on investments ..........................        134,300      (2,310,241)         23,330     (18,013,061)
                                                    ------------    ------------    ------------    ------------
        Net gain (loss) on investments ..........        (20,850)     (2,155,996)          1,431     (19,121,495)
                                                    ------------    ------------    ------------    ------------
    Reinvested capital gains ....................           --              --              --                --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        506,533      (2,247,267)        (15,423)    (19,733,203)
                                                    ============    ============    ============    ============

                                                      MFSHiInc       MFSRsrch       MFSTotRe      NSATMyMkt
                                                    -----------    -----------    -----------    -----------
Investment Activity:
    Reinvested dividends ........................   $   844,111           --          758,515         23,661
    Mortality and expense risk charges
        (note 2) ................................      (105,665)      (248,984)      (313,134)        (6,482)
                                                    -----------    -----------    -----------    -----------
        Net investment income ...................       738,446       (248,984)       445,381         17,179
                                                    -----------    -----------    -----------    -----------

    Proceeds from mutual funds shares sold ......     3,398,658      3,423,642      3,726,358        117,056
    Cost of mutual fund shares sold .............    (4,410,731)    (2,487,638)    (3,543,378)      (117,057)
                                                    -----------    -----------    -----------    -----------
        Realized gain (loss) on investments .....    (1,012,073)       936,004        182,980             (1)
    Change in unrealized gain (loss)
        on investments ..........................       476,451     (6,544,990)    (1,162,823)             1
                                                    -----------    -----------    -----------    -----------
        Net gain (loss) on investments ..........      (535,622)    (5,608,986)      (979,843)          --
                                                    -----------    -----------    -----------    -----------
    Reinvested capital gains ....................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   202,824     (5,857,970)      (534,462)        17,179
                                                    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          Total                           MFSGrStk
                                              ------------------------------    ------------------------------
                                                   2001              2000            2001              2000
                                              -------------    -------------    -------------    -------------
Investment Activity:
    Net investment income .................   $     700,449          392,227         (472,972)        (686,904)
    Realized gain (loss) on investments ...       3,184,548       16,824,330        3,625,833        3,108,393
    Change in unrealized gain (loss)
        on investments ....................     (49,954,091)      (7,235,758)     (17,801,472)         347,542
    Reinvested capital gains ..............         265,312        6,881,821             --               --
                                              -------------    -------------    -------------    -------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................     (45,803,782)      16,862,620      (14,648,611)       2,769,031
                                              -------------    -------------    -------------    -------------

Equity Transactions:
    Purchase payments received from
        contract owners ...................       5,192,840        5,554,362          920,077        1,236,540
    Transfers between funds ...............            --               --         (3,131,752)       4,379,334
    Redemptions ...........................     (27,703,451)     (42,602,958)      (6,838,988)      (6,003,408)
    Annuity benefits ......................        (280,069)        (337,432)         (28,731)         (36,126)
    Annual contract maintenance charges
        (note 2) ..........................        (123,618)        (137,726)         (18,422)         (18,896)
    Contingent deferred sales charges
        (note 2) ..........................         (54,922)         (57,121)         (13,886)          (8,750)
    Adjustments to maintain reserves ......        (146,678)          82,009         (130,733)           7,689
                                              -------------    -------------    -------------    -------------
       Net equity transactions ............     (23,115,898)     (37,498,866)      (9,242,435)        (443,617)
                                              -------------    -------------    -------------    -------------

Net change in contract owners' equity .....     (68,919,680)     (20,636,246)     (23,891,046)       2,325,414
Contract owners' equity beginning
    of period .............................     428,172,857      523,978,984       88,542,470      102,866,429
                                              -------------    -------------    -------------    -------------
Contract owners' equity end of period .....   $ 359,253,177      503,342,738       64,651,424      105,191,843
                                              =============    =============    =============    =============

CHANGES IN UNITS:
    Beginning units .......................       3,836,642        4,531,971          361,637          384,485
                                              -------------    -------------    -------------    -------------
    Units purchased .......................         394,277           77,176           15,077              391
    Units redeemed ........................        (539,269)        (446,459)         (58,276)          (2,678)
                                              -------------    -------------    -------------    -------------
    Ending units ..........................       3,691,650        4,162,688          318,438          382,198
                                              =============    =============    =============    =============

                                                         MFSInvTr                           MFSMyMkt
                                              ------------------------------    ------------------------------
                                                     2001            2000             2001            2000
                                              -------------    -------------    -------------    -------------
Investment Activity:
    Net investment income .................        (226,020)        (261,734)         639,869          876,312
    Realized gain (loss) on investments ...         583,043        3,257,791             --               --
    Change in unrealized gain (loss)
        on investments ....................      (4,755,586)      (3,517,562)            --               --
    Reinvested capital gains ..............         265,312          298,646             --               --
                                              -------------    -------------    -------------    -------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................      (4,133,251)        (222,859)         639,869          876,312
                                              -------------    -------------    -------------    -------------

Equity Transactions:
    Purchase payments received from
        contract owners ...................         147,307          251,497          651,321          527,482
    Transfers between funds ...............        (429,251)      (2,811,257)       3,333,456           56,315
    Redemptions ...........................      (1,850,156)      (5,194,989)      (3,175,100)      (5,596,521)
    Annuity benefits ......................         (17,285)         (21,720)         (25,455)         (34,702)
    Annual contract maintenance charges
        (note 2) ..........................          (9,014)         (10,244)         (17,055)         (19,646)
    Contingent deferred sales charges
        (note 2) ..........................          (5,001)          (6,211)          (3,571)          (6,554)
    Adjustments to maintain reserves ......          (1,205)           6,483           20,937           11,214
                                              -------------    -------------    -------------    -------------
       Net equity transactions ............      (2,164,605)      (7,786,441)         784,533       (5,062,412)
                                              -------------    -------------    -------------    -------------

Net change in contract owners' equity .....      (6,297,856)      (8,009,300)       1,424,402       (4,186,100)
Contract owners' equity beginning
    of period .............................      38,604,996       49,904,547       37,761,746       44,875,667
                                              -------------    -------------    -------------    -------------
Contract owners' equity end of period .....      32,307,140       41,895,247       39,186,148       40,689,567
                                              =============    =============    =============    =============

CHANGES IN UNITS:
    Beginning units .......................         236,973          300,692        1,075,616        1,336,895
                                              -------------    -------------    -------------    -------------
    Units purchased .......................           3,634            2,224          223,721           12,923
    Units redeemed ........................         (18,002)         (50,379)        (201,174)        (162,956)
                                              -------------    -------------    -------------    -------------
    Ending units ..........................         222,605          252,537        1,098,163        1,186,862
                                              =============    =============    =============    =============

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                         MFSBdFd                        MFSEmGro
                                              ----------------------------    ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
Investment Activity:
    Net investment income .................   $    527,383         594,745         (91,271)       (148,068)
    Realized gain (loss) on investments ...       (155,150)       (281,216)        154,245       1,040,164
    Change in unrealized gain (loss)
        on investments ....................        134,300          93,085      (2,310,241)       (136,559)
    Reinvested capital gains ..............           --              --              --              --
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................        506,533         406,614      (2,247,267)        755,537
                                              ------------    ------------    ------------    ------------

Equity Transactions:
    Purchase payments received from
        contract owners ...................        168,301         251,320         459,310         439,130
    Transfers between funds ...............        389,508         119,031        (228,381)      3,396,652
    Redemptions ...........................     (1,403,114)     (1,914,710)     (1,060,996)     (1,603,281)
    Annuity benefits ......................        (38,415)        (38,338)           (405)           (634)
    Annual contract maintenance charges
        (note 2) ..........................         (5,331)         (5,977)         (6,462)         (6,907)
    Contingent deferred sales charges
        (note 2) ..........................         (6,736)         (4,300)         (4,978)         (4,223)
    Adjustments to maintain reserves ......         (4,156)          6,224             (17)            523
                                              ------------    ------------    ------------    ------------
       Net equity transactions ............       (899,943)     (1,586,750)       (841,929)      2,221,260
                                              ------------    ------------    ------------    ------------

Net change in contract owners' equity .....       (393,410)     (1,180,136)     (3,089,196)      2,976,797
Contract owners' equity beginning
    of period .............................     19,044,208      20,993,325      15,986,184      20,584,022
                                              ------------    ------------    ------------    ------------
Contract owners' equity end of period .....   $ 18,650,798      19,813,189      12,896,988      23,560,819
                                              ============    ============    ============    ============

CHANGES IN UNITS:
    Beginning units .......................        356,411         421,806         292,106         276,955
                                              ------------    ------------    ------------    ------------
    Units purchased .......................         41,771           3,630          20,968          36,487
    Units redeemed ........................        (57,799)        (34,919)        (38,601)         (6,457)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................        340,383         390,517         274,473         306,985
                                              ============    ============    ============    ============

                                                       MFSGlobGvt                       MFSGrOpp
                                              ----------------------------    ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
Investment Activity:
    Net investment income .................   $    (16,854)        (21,254)       (611,708)       (991,342)
    Realized gain (loss) on investments ...        (21,899)        (84,808)     (1,108,434)      6,404,135
    Change in unrealized gain (loss)
        on investments ....................         23,330          97,028     (18,013,061)     (3,785,769)
    Reinvested capital gains ..............           --              --              --         6,583,175
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................        (15,423)         (9,034)    (19,733,203)      8,210,199
                                              ------------    ------------    ------------    ------------

Equity Transactions:
    Purchase payments received from
        contract owners ...................         22,656          36,471       1,243,502         766,195
    Transfers between funds ...............         36,785        (201,316)     (2,379,335)         64,723
    Redemptions ...........................       (130,290)       (246,022)     (5,685,539)    (11,826,520)
    Annuity benefits ......................           (544)         (3,290)        (61,991)        (89,964)
    Annual contract maintenance charges
        (note 2) ..........................         (1,091)         (1,417)        (37,232)        (42,634)
    Contingent deferred sales charges
        (note 2) ..........................           (192)           (107)         (9,470)        (11,696)
    Adjustments to maintain reserves ......         (6,889)            635         (10,248)         26,195
                                              ------------    ------------    ------------    ------------
       Net equity transactions ............        (79,565)       (415,046)     (6,940,313)    (11,113,701)
                                              ------------    ------------    ------------    ------------

Net change in contract owners' equity .....        (94,988)       (424,080)    (26,673,516)     (2,903,502)
Contract owners' equity beginning
    of period .............................      2,594,046       3,591,599     117,739,355     154,517,095
                                              ------------    ------------    ------------    ------------
Contract owners' equity end of period .....   $  2,499,058       3,167,519      91,065,839     151,613,593
                                              ============    ============    ============    ============

CHANGES IN UNITS:
    Beginning units .......................         51,947          72,134         579,491         665,514
                                              ------------    ------------    ------------    ------------
    Units purchased .......................          1,190           1,096          10,901           2,887
    Units redeemed ........................         (2,653)         (9,585)        (50,671)        (50,341)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................         50,484          63,645         539,721         618,060
                                              ============    ============    ============    ============

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                        MFSHiInc                        MFSRsrch
                                              ----------------------------    ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
Investment Activity:
    Net investment income .................   $    738,446         841,644        (248,984)       (333,367)
    Realized gain (loss) on investments ...     (1,012,073)       (339,327)        936,004       3,327,663
    Change in unrealized gain (loss)
        on investments ....................        476,451        (581,973)     (6,544,990)       (372,010)
    Reinvested capital gains ..............           --              --              --              --
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................        202,824         (79,656)     (5,857,970)      2,622,286
                                              ------------    ------------    ------------    ------------

Equity Transactions:
    Purchase payments received from
        contract owners ...................         81,786         870,681         317,266         322,399
    Transfers between funds ...............        243,602         210,215        (868,545)     (1,978,838)
    Redemptions ...........................     (1,894,351)     (2,293,853)     (2,288,251)     (3,058,330)
    Annuity benefits ......................        (37,073)        (42,668)        (28,516)        (28,758)
    Annual contract maintenance charges
        (note 2) ..........................         (7,524)         (8,391)         (9,102)         (9,699)
    Contingent deferred sales charges
        (note 2) ..........................         (1,423)         (2,165)         (5,235)         (3,409)
    Adjustments to maintain reserves ......           (515)          8,399            (499)         22,043
                                              ------------    ------------    ------------    ------------
       Net equity transactions ............     (1,615,498)     (1,257,782)     (2,882,882)     (4,734,592)
                                              ------------    ------------    ------------    ------------

Net change in contract owners' equity .....     (1,412,674)     (1,337,438)     (8,740,852)     (2,112,306)
Contract owners' equity beginning
    of period .............................     15,979,839      20,871,738      43,169,113      53,028,164
                                              ------------    ------------    ------------    ------------
Contract owners' equity end of period .....   $ 14,567,165      19,534,300      34,428,261      50,915,858
                                              ============    ============    ============    ============

CHANGES IN UNITS:
    Beginning units .......................        258,419         310,157         216,974         251,006
                                              ------------    ------------    ------------    ------------
    Units purchased .......................         31,949           5,162           3,420           2,142
    Units redeemed ........................        (57,422)        (23,924)        (20,258)        (24,607)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................        232,946         291,395         200,136         228,541
                                              ============    ============    ============    ============

                                                        MFSTotRe                        NSATMyMkt
                                              ----------------------------    ----------------------------
                                                  2001            2000            2001            2000
                                              ------------    ------------    ------------    ------------
Investment Activity:
    Net investment income .................        445,381         498,459          17,179          23,736
    Realized gain (loss) on investments ...        182,980         391,535              (1)           --
    Change in unrealized gain (loss)
        on investments ....................     (1,162,823)        620,460               1            --
    Reinvested capital gains ..............           --              --              --              --
                                              ------------    ------------    ------------    ------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................       (534,462)      1,510,454          17,179          23,736
                                              ------------    ------------    ------------    ------------

Equity Transactions:
    Purchase payments received from
        contract owners ...................      1,171,706         846,239           9,608           6,408
    Transfers between funds ...............      2,999,734      (3,233,408)         34,179          (1,451)
    Redemptions ...........................     (3,356,263)     (4,756,538)        (20,403)       (108,786)
    Annuity benefits ......................        (41,654)        (41,232)           --              --
    Annual contract maintenance charges
        (note 2) ..........................        (11,674)        (13,077)           (711)           (838)
    Contingent deferred sales charges
        (note 2) ..........................         (4,430)         (8,118)           --            (1,588)
    Adjustments to maintain reserves ......        (12,392)         (5,307)           (961)         (2,089)
                                              ------------    ------------    ------------    ------------
       Net equity transactions ............        745,027      (7,211,441)         21,712        (108,344)
                                              ------------    ------------    ------------    ------------

Net change in contract owners' equity .....        210,565      (5,700,987)         38,891         (84,608)
Contract owners' equity beginning
    of period .............................     47,756,594      51,658,437         994,306       1,087,961
                                              ------------    ------------    ------------    ------------
Contract owners' equity end of period .....     47,967,159      45,957,450       1,033,197       1,003,353
                                              ============    ============    ============    ============

CHANGES IN UNITS:
    Beginning units .......................        369,753         469,595          37,315          42,732
                                              ------------    ------------    ------------    ------------
    Units purchased .......................         40,025          10,003           1,621             231
    Units redeemed ........................        (33,623)        (76,229)           (790)         (4,384)
                                              ------------    ------------    ------------    ------------
    Ending units ..........................        376,155         403,369          38,146          38,579
                                              ============    ============    ============    ============

See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)



(1) Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Massachusetts Investors Trust - Class A (MFSInvTr)
              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
              MFS(R) Bond Fund - Class A (MFSBdFd)
              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
              MFS(R) Global Governments Fund - Class A (MFSWGvt) (formerly MFS World Governments Fund)
              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
              MFS(R) High Income Fund - Class A (MFSHiInc)
              MFS(R) Research Fund - Class A (MFSRsrch)
              MFS(R) Total Return Fund - Class A (MFSTotRe)
              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                 (managed for a fee by an affiliated investment advisor)

         At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul.81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended June 30, 2001.

     The following is a summary for 2001:


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
      Contracts in accumulation phase:
        Massachusetts Investors Growth Stock Fund -
        Class A:
         Non-tax qualified ..........................              312      $ 201.415153        $    62,842     1.03%      (17.05)%
         Tax qualified spectrum .....................          236,501        209.729971         49,601,348     1.32%      (17.17)%
         Non-tax qualified spectrum .................           77,591        178.424268         13,844,117     1.33%      (17.17)%
         Non-tax qualified spectrum (81-225) ........            4,034        194.370227            784,089     1.29%      (17.17)%
        Massachusetts Investors Trust - Class A:
         Tax qualified spectrum .....................          169,019        147.400461         24,913,479     1.36%      (10.93)%
         Non-tax qualified spectrum .................           52,643        132.253628          6,962,228     1.29%      (10.93)%
         Non-tax qualified spectrum (81-225) ........              943        140.506379            132,498     1.35%      (10.93)%
        Massachusetts Cash Management Trust -
        MFS Money Market Fund:
         Non-tax qualified ..........................            1,518         42.061458             63,849     0.98%         1.85%
         Tax qualified spectrum .....................          686,889         35.384502         24,305,225     1.34%         1.70%
         Non-tax qualified spectrum .................          409,758         35.409089         14,509,157     1.27%         1.70%
        MFS Bond Fund - Class A:
         Non-tax qualified ..........................               55         63.639832              3,500     1.06%         2.85%
         Tax qualified spectrum .....................          229,089         53.842364         12,334,693     1.36%         2.69%
         Non-tax qualified spectrum .................          110,457         53.770782          5,939,359     1.35%         2.69%
         Non-tax qualified spectrum (81-225) ........              782         54.008744             42,235     1.38%         2.69%
        MFS Emerging Growth Fund - Class A:
         Tax qualified spectrum .....................          274,411         46.959378         12,886,170     1.32%      (14.14)%
         Non-tax qualified spectrum (81-225) ........               62         46.959367              2,911     1.31%      (14.14)%
        MFS World Governments Fund - Class A:
         Tax qualified spectrum .....................           43,724         49.023974          2,143,524     1.35%       (0.65)%
         Non-tax qualified spectrum .................            6,450         47.795203            308,279     1.28%       (0.65)%
         Non-tax qualified spectrum (81-225) ........              310         48.947787             15,174     1.29%       (0.65)%
        MFS Growth Opportunities Fund - Class A:
         Non-tax qualified ..........................              863        186.848010            161,250     0.97%      (17.02)%
         Tax qualified spectrum .....................          439,240        171.410285         75,290,254     1.32%      (17.14)%
         Non-tax qualified spectrum .................           90,695        145.603254         13,205,487     1.38%      (17.14)%
         Non-tax qualified spectrum (81-225) ........            8,924        160.656803          1,433,701     1.33%      (17.14)%
        MFS High Income Fund - Class A:
         Non-tax qualified ..........................              216         71.020288             15,340     1.02%         1.09%
         Tax qualified spectrum .....................          157,240         61.415560          9,656,983     1.33%         0.94%
         Non-tax qualified spectrum .................           71,874         60.483825          4,347,214     1.36%         0.94%
         Non-tax qualified spectrum (81-225) ........            3,614         59.606192            215,417     1.28%         0.94%
        MFS Research Fund - Class A:
         Tax qualified spectrum .....................          148,489        175.999045         26,133,922     1.33%      (13.74)%
         Non-tax qualified spectrum .................           50,747        153.782558          7,804,003     1.32%      (13.74)%
         Non-tax qualified spectrum (81-225) ........              900        173.944661            156,550     1.33%      (13.74)%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
     MFS Total Return Fund - Class A:
        Tax qualified spectrum ......................          270,035        127.725222         34,490,280     1.36%        (1.1)%
        Non-tax qualified spectrum ..................          105,323        123.450223         13,002,148     1.34%        (1.1)%
        Non-tax qualified spectrum (81-225) .........              797        126.482620            100,807     1.37%        (1.1)%
     Nationwide Separate Account Trust -
     Money Market Fund:
        Tax qualified spectrum ......................           16,466         27.075452            445,824     1.37%         1.65%
        Non-tax qualified spectrum ..................           21,679         27.093059            587,350     1.32%         1.65%
                                                            ==========      ============

     Reserves for annuity contracts in payout phase:
        Tax qualified ...............................                                                55,199
        Tax qualified spectrum ......................                                             2,226,047
        Non-tax qualified spectrum ..................                                             1,070,724
                                                                                              -------------
                                                                                              $ 359,253,177
                                                                                              =============



The following is a summary for 2000:
     Massachusetts Investors Growth Stock Fund -
     Class A:
        Non-tax qualified ...........................              354     $  272.335877       $     96,407     1.05%       3.03%
        Tax qualified spectrum ......................          280,685        285.169979         80,042,936     1.24%       2.87%
        Non-tax qualified spectrum ..................           97,096        241.981302         23,495,416     1.31%       2.87%
        Non-tax qualified spectrum (81-225) .........            4,063        263.607419          1,071,037     1.34%       2.87%
     Massachusetts Investors Trust - Class A:
        Tax qualified spectrum ......................          194,137        168.264594         32,666,383     1.25%       0.02%
        Non-tax qualified spectrum ..................           57,419        150.973766          8,668,763     1.35%       0.02%
        Non-tax qualified spectrum (81-225) .........              981        160.394663            157,347     1.33%       0.02%
     Massachusetts Cash Management Trust -
     MFS Money Market Fund:
        Non-tax qualified ...........................            1,494         40.276063             60,172     0.99%       2.25%
        Tax qualified spectrum ......................          747,614         33.985089         25,407,728     1.32%       2.10%
        Non-tax qualified spectrum ..................          437,754         34.008704         14,887,446     1.31%       2.10%
     MFS Bond Fund - Class A:
        Non-tax qualified ...........................               56         58.671102              3,286     0.97%       2.11%
        Tax qualified spectrum ......................          258,371         49.788875         12,864,001     1.31%       1.96%
        Non-tax qualified spectrum ..................          131,306         49.748189          6,532,236     1.25%       1.96%
        Non-tax qualified spectrum (81-225) .........              784         49.942720             39,155     1.35%       1.96%
     MFS Emerging Growth Fund - Class A:
        Tax qualified spectrum ......................          306,824         76.693568         23,531,427     1.36%       3.28%
        Non-tax qualified spectrum (81-225) .........              161         76.693568             12,348     1.32%       3.28%
     MFS World Governments Fund - Class A:
        Tax qualified spectrum ......................           55,673         49.250536          2,741,925     1.28%     (0.12)%
        Non-tax qualified spectrum ..................            7,606         48.016081            365,210     1.32%     (0.12)%
        Non-tax qualified spectrum (81-225) .........              366         49.173978             17,998     1.35%     (0.12)%
     MFS Growth Opportunities Fund - Class A:
        Non-tax qualified ...........................              831        271.129654            225,309     1.05%       5.75%
        Tax qualified spectrum ......................          502,068        249.483130        125,257,496     1.25%       5.59%
        Non-tax qualified spectrum ..................          105,571        211.921683         22,372,784     1.24%       5.59%
        Non-tax qualified spectrum (81-225) .........            9,590        233.831729          2,242,446     1.33%       5.59%


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
     MFS High Income Fund - Class A:
        Non-tax qualified ...........................              217         76.104073            16,515      1.01%       (0.30)%
        Tax qualified spectrum ......................          190,970         66.011068        12,606,134      1.35%       (0.45)%
        Non-tax qualified spectrum ..................           96,591         65.009614         6,279,344      1.24%       (0.45)%
        Non-tax qualified spectrum (81-225) .........            3,617         66.011068           238,762      1.35%       (0.45)%
     MFS Research Fund - Class A:
        Tax qualified spectrum ......................          170,017        228.434197        38,837,697      1.26%         5.41%
        Non-tax qualified spectrum ..................           57,308        199.598783        11,438,607      1.26%         5.41%
        Non-tax qualified spectrum (81-225) .........            1,216        225.767780           274,534      1.33%         5.41%
     MFS Total Return Fund - Class A:
        Tax qualified spectrum ......................          296,686        113.878290        33,786,094      1.34%         3.60%
        Non-tax qualified spectrum ..................          105,885        110.230386        11,671,744      1.33%         3.60%
        Non-tax qualified spectrum (81-225) .........              798        112.770402            89,991      1.34%         3.60%
     Nationwide Separate Account Trust -
     Money Market Fund:
        Tax qualified spectrum ......................           17,736         25.998612           461,111      1.27%         2.15%
        Non-tax qualified spectrum ..................           20,843         26.015520           542,241      1.25%         2.15%
                                                               =======        ==========
     Reserves for annuity contracts in payout phase:
        Tax qualified ...............................                                               76,719
        Non-tax qualified ...........................                                               17,296
        Tax qualified spectrum ......................                                            2,967,489
        Non-tax qualified spectrum ..................                                            1,279,204
                                                                                             =============
                                                                                             $ 503,342,738
                                                                                             =============


The following is a summary for 1999:
     Massachusetts Investors Growth Stock Fund -
     Class A:
        Non-tax qualified ...........................              377      $ 214.821653      $     80,988      0.97%       11.64%
        Tax qualified spectrum ......................          290,881        225.629543        65,631,347      1.25%       11.47%
        Non-tax qualified spectrum ..................          100,629        191.458202        19,266,247      1.31%       11.47%
        Non-tax qualified spectrum (81-225) .........            3,976        208.569023           829,270      1.30%       11.47%
     Massachusetts Investors Trust - Class A:
        Non-tax qualified ...........................              289        198.286930            57,305      1.03%        5.18%
        Tax qualified spectrum ......................          263,076        167.365423        44,029,826      1.33%        5.02%
        Non-tax qualified spectrum ..................           78,238        150.166988        11,748,765      1.24%        5.02%
        Non-tax qualified spectrum (81-225) .........              982        159.537554           156,666      1.29%        5.02%
        Non-tax qualified ...........................            6,826         38.622867           263,640      0.96%        1.62%
        Tax qualified spectrum ......................          923,859         32.689310        30,200,313      1.29%        1.46%
        Non-tax qualified spectrum ..................          510,947         32.712027        16,714,112      1.34%        1.46%
     MFS Bond Fund - Class A:
        Non-tax qualified ...........................              233         57.943815            13,501      0.94%      (2.13)%
        Tax qualified spectrum ......................          352,515         49.321372        17,386,523      1.24%      (2.28)%
        Non-tax qualified spectrum ..................          137,094         49.281052         6,756,137      1.27%      (2.28)%
        Non-tax qualified spectrum (81-225) .........              786         49.473774            38,886      1.35%      (2.28)%
     MFS Emerging Growth Fund - Class A:
        Tax qualified spectrum ......................          273,113         56.039059        15,304,996      1.33%       11.78%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
     MFS World Governments Fund - Class A:
        Tax qualified spectrum                                  72,381         49.733776         3,599,780      1.24%       (3.94)%
        Non-tax qualified spectrum                               8,981         48.487196           435,464      1.31%       (3.94)%
        Non-tax qualified spectrum (81-225)                        367         49.656457            18,224      1.28%       (3.94)%
     MFS Growth Opportunities Fund - Class A:
        Non-tax qualified                                          830        210.325192           174,570      0.95%         7.87%
        Tax qualified spectrum                                 588,560        194.121854       114,252,358      1.24%         7.71%
        Non-tax qualified spectrum                             128,181        164.895437        21,136,462      1.24%         7.71%
        Non-tax qualified spectrum (81-225)                     10,461        181.943563         1,903,312      1.30%         7.71%
     MFS High Income Fund - Class A:
        Non-tax qualified                                          217         75.497246            16,383      0.98%         4.77%
        Tax qualified spectrum                                 254,112         65.684034        16,691,101      1.25%         4.61%
        Non-tax qualified spectrum                             106,846         64.687544         6,911,605      1.30%         4.61%
        Non-tax qualified spectrum (81-225)                      4,302         65.684034           282,573      1.27%         4.61%
     MFS Research Fund - Class A:
        Non-tax qualified                                          390        195.930497            76,413      0.97%         8.45%
        Tax qualified spectrum                                 205,063        192.011612        39,374,477      1.27%         8.28%
        Non-tax qualified spectrum                              73,900        167.773847        12,398,487      1.26%         8.28%
        Non-tax qualified spectrum (81-225)                      1,216        189.770339           230,761      1.33%         8.28%
     MFS Total Return Fund - Class A:
        Non-tax qualified                                          146        122.208055            17,842      1.00%         4.07%
        Tax qualified spectrum                                 415,090        113.140072        46,963,312      1.26%         3.91%
        Non-tax qualified spectrum                             121,568        109.515815        13,313,619      1.31%         3.91%
        Non-tax qualified spectrum (81-225)                      1,015        112.039365           113,720      1.28%         3.91%
     Nationwide Separate Account Trust -
     Money Market Fund:
        Tax qualified spectrum                                  23,584         24.996179           589,510      1.26%         1.64%
        Non-tax qualified spectrum                              22,311         25.012434           558,052      1.31%         1.64%
                                                              ========        ==========
     Reserves for annuity contracts in payout phase:
        Tax qualified                                                                              67,717
        Non-tax qualified                                                                          34,893
        Tax qualified spectrum                                                                  2,872,750
        Non-tax qualified spectrum                                                              1,223,322
                                                                                             ------------
                                                                                             $511,735,229
                                                                                             ============


The following is a summary for 1998:
     Massachusetts Investors Growth Stock Fund -
     Class A:
        Non-tax qualified                                          850      $ 171.407592      $    145,696      0.95%        23.46%
        Tax qualified spectrum                                 289,537        180.577664        52,283,915      1.30%        23.27%
        Non-tax qualified spectrum                              90,271        153.229372        13,832,169      1.31%        23.27%
        Non-tax qualified spectrum (81-225)                      4,021        166.923646           671,200      1.30%        23.27%
     Massachusetts Investors Trust - Class A:
        Tax qualified                                               16        190.093495             3,041      1.00%        15.82%
        Non-tax qualified                                          289        179.378145            51,840      1.05%        15.82%
        Tax qualified spectrum                                 292,698        151.865113        44,450,615      1.32%        15.64%
        Non-tax qualified spectrum                              93,660        136.259480        12,762,063      1.31%        15.64%
        Non-tax qualified spectrum (81-225)                      1,447        144.762198           209,471      1.33%        15.64%


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
Massachusetts Cash Management Trust -
MFS Money Market Fund:
   Non-tax qualified .........................                   6,827         37.297790          254,632       1.02%         1.96%
   Tax qualified spectrum ....................               1,079,003         31.663754       34,165,286       1.27%         1.81%
   Non-tax qualified spectrum ................                 572,420         31.685757       18,137,561       1.29%         1.81%
MFS Bond Fund - Class A:
   Non-tax qualified .........................                     343         58.880491           20,196       1.02%         2.86%
   Tax qualified spectrum ....................                 409,064         50.270990       20,564,052       1.36%         2.71%
   Non-tax qualified spectrum ................                 146,691         50.229885        7,368,272       1.32%         2.71%
   Non-tax qualified spectrum (81-225) .......                     788         50.426324           39,736       1.28%         2.71%
MFS Emerging Growth Fund - Class A:
   Tax qualified spectrum ....................                 326,884         47.918186       15,663,688       1.33%        17.45%
   Non-tax qualified spectrum (81-225) .......                     781         47.918186           37,424       1.34%        17.45%
MFS World Governments Fund - Class A:
   Tax qualified spectrum ....................                  94,505         51.381897        4,855,846       1.31%         2.01%
   Non-tax qualified spectrum ................                  11,827         50.094013          592,462       1.29%         2.01%
   Non-tax qualified spectrum (81-225) .......                     507         51.302017           26,010       1.33%         2.01%
MFS Growth Opportunities Fund - Class A:
   Non-tax qualified .........................                   1,008        182.646892          184,108       1.00%        19.79%
   Tax qualified spectrum ....................                 680,022        169.087700      114,983,356       1.34%        19.61%
   Non-tax qualified spectrum ................                 161,187        143.630348       23,151,345       1.27%        19.61%
   Non-tax qualified spectrum (81-225) .......                  12,382        158.479933        1,962,299       1.33%        19.61%
MFS High Income Fund - Class A:
   Non-tax qualified .........................                     231         75.924052           17,538       1.00%         5.38%
   Tax qualified spectrum ....................                 310,784         66.256138       20,591,348       1.30%         5.22%
   Non-tax qualified spectrum ................                 141,767         65.250968        9,250,434       1.24%         5.22%
   Non-tax qualified spectrum (81-225) .......                   4,994         66.256138          330,883       1.27%         5.22%
MFS Research Fund - Class A:
   Non-tax qualified .........................                     390        175.135301           68,303       0.94%        17.96%
   Tax qualified spectrum ....................                 242,877        172.153516       41,812,130       1.26%        17.79%
   Non-tax qualified spectrum ................                  91,555        150.422448       13,771,927       1.30%        17.79%
   Non-tax qualified spectrum (81-225) .......                   1,285        170.144034          218,635       1.30%        17.79%
MFS Total Return Fund - Class A:
   Tax qualified .............................                     131        116.779750           15,298       1.06%         7.99%
   Tax qualified spectrum ....................                 514,706        106.565063       54,849,677       1.33%         7.82%
   Non-tax qualified spectrum ................                 135,685        103.151426       13,996,101       1.25%         7.82%
   Non-tax qualified spectrum (81-225) .......                     848        105.528324           89,488       1.26%         7.82%
Nationwide Separate Account Trust -
Money Market Fund:
   Tax qualified spectrum ....................                  37,952         24.133783          915,925       1.31%         1.96%
   Non-tax qualified spectrum ................                  24,843         24.149479          599,946       1.32%         1.96%
                                                            ==========       ===========
Reserves for annuity contracts in payout phase:
   Tax qualified .............................                                                     65,443
   Non-tax qualified .........................                                                     53,562
   Tax qualified spectrum ....................                                                  2,774,284
   Non-tax qualified spectrum ................                                                  1,245,322
   Non-tax qualified spectrum (81-225) .......                                                      5,489
                                                                                           --------------
                                                                                           $  527,088,016
                                                                                           ==============

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
The following is a summary for 1997:
     Massachusetts Investors Growth Stock Fund -
     Class A:
        Non-tax qualified ..........................               850        118.915284      $   101,078       1.01%        25.63%
        Tax qualified spectrum .....................           290,847        125.657393       36,547,076       1.32%        25.44%
        Non-tax qualified spectrum .................            83,968        106.626724        8,953,233       1.31%        25.44%
        Non-tax qualified spectrum (81-225) ........             2,181        116.156061          253,336       1.31%        25.44%
     Massachusetts Investors Trust - Class A:
        Tax qualified ..............................                16        148.973513            2,384       1.01%        18.34%
        Non-tax qualified ..........................               289        140.576042           40,626       1.07%        18.34%
        Tax qualified spectrum .....................           334,543        119.375833       39,936,349       1.33%        18.16%
        Non-tax qualified spectrum .................            99,850        107.108793       10,694,813       1.36%        18.16%
        Non-tax qualified spectrum (81-225) ........             2,105        113.792477          239,533       1.31%        18.16%
     Massachusetts Cash Management Trust -
     MFS Money Market Fund:
        Non-tax qualified ..........................             4,057         35.876712          145,552       1.00%         1.86%
        Tax qualified spectrum .....................         1,275,799         30.549913       38,975,548       1.37%         1.71%
        Non-tax qualified spectrum .................           609,806         30.571142       18,642,466       1.28%         1.71%
     MFS Bond Fund - Class A:
        Non-tax qualified ..........................               595         54.069760           32,172       1.03%         3.19%
        Tax qualified spectrum .....................           474,655         46.303941       21,978,397       1.31%         3.04%
        Non-tax qualified spectrum .................           154,320         46.266076        7,139,781       1.30%         3.04%
        Non-tax qualified spectrum (81-225) ........             1,271         46.447014           59,034       1.31%         3.04%
     MFS Emerging Growth Fund - Class A:
        Tax qualified spectrum .....................           387,572         38.437950       14,897,473       1.37%        12.18%
        Non-tax qualified spectrum (81-225) ........               675         38.437950           25,946       1.36%        12.18%
     MFS World Governments Fund - Class A:
        Tax qualified spectrum .....................           129,186         49.343065        6,374,433       1.31%       (3.02)%
        Non-tax qualified spectrum .................            19,753         48.106298          950,244       1.29%       (3.02)%
        Non-tax qualified spectrum (81-225) ........             1,775         49.266361           87,448       1.34%       (3.02)%
     MFS Growth Opportunities Fund - Class A:
        Non-tax qualified ..........................             1,653        143.377934          237,004       1.00%        14.77%
        Tax qualified spectrum .....................           781,396        133.137083      104,032,784       1.37%        14.60%
        Non-tax qualified spectrum .................           177,686        113.092355       20,094,928       1.36%        14.60%
        Non-tax qualified spectrum (81-225) ........            13,123        124.784689        1,637,549       1.33%        14.60%
     MFS High Income Fund - Class A:
        Non-tax qualified ..........................               358         67.909160           24,311       0.98%         5.31%
        Tax qualified spectrum .....................           374,657         59.441961       22,270,347       1.33%         5.15%
        Non-tax qualified spectrum .................           170,720         58.540173        9,993,978       1.33%         5.15%
        Non-tax qualified spectrum (81-225) ........             4,999         59.441961          297,150       1.31%         5.15%
     MFS Research Fund - Class A:
        Non-tax qualified ..........................               390        139.987597           54,595       1.06%        12.51%
        Tax qualified spectrum .....................           278,722        138.022157       38,469,812       1.35%        12.34%
        Non-tax qualified spectrum .................            95,031        120.599510       11,460,692       1.32%        12.34%
        Non-tax qualified spectrum (81-225) ........             1,596        136.411080          217,712       1.29%        12.34%


                                                                                Unit            Contract                     Total
                                                                Units        Fair Value     Owners' Equity     Expenses*    Return**
                                                              ---------     ------------    --------------     ---------    --------
The following is a summary for 1997:
     Massachusetts Investors Growth Stock Fund -
     Class A:
        Non-tax qualified ..........................               850        118.915284      $   101,078       1.01%        25.63%

MFS Total Return Fund - Class A:
   Tax qualified ...................................               131         99.835092           13,078       1.06%        10.19%
   Tax qualified spectrum ..........................           622,338         91.379456       56,868,908       1.37%        10.02%
   Non-tax qualified spectrum ......................           154,120         88.452263       13,632,263       1.37%        10.02%
   Non-tax qualified spectrum (81-225) .............             1,470         90.490454          133,021       1.32%        10.02%
Nationwide Separate Account Trust -
Money Market Fund:
   Tax qualified spectrum ..........................            50,221         23.211263        1,165,693       1.31%         1.88%
   Non-tax qualified spectrum ......................            30,760         23.226357          714,443       1.27%         1.88%
                                                             =========        ==========
Reserves for annuity contracts in payout phase:
   Tax qualified ...................................                                              57,076
   Non-tax qualified ...............................                                              65,008
   Tax qualified spectrum ..........................                                           2,574,828
   Non-tax qualified spectrum ......................                                           1,115,477
   Non-tax qualified spectrum (81-225) .............                                               5,742
                                                                                           -------------
                                                                                           $ 491,213,321
                                                                                           =============



* This represents annualized expenses as a percentage of the average net assets of the variable account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                   Bulk Rate
                                                                               U.S. Postage
                                                                                 P A I D
                                                                             Columbus, Ohio
                                                                             Permit No. 521






Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company